Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.9%
Absa Group Ltd.	1,352,993	$16,224,037
Capitec Bank Holdings Ltd.	139,093	16,513,824
Nedbank Group Ltd.	734,711	9,714,129
Standard Bank Group Ltd.	2,144,036	22,563,796
		65,015,786
Capital Markets — 1.0%
Reinet Investments SCA	218,966	3,865,545

Chemicals — 4.1%
Sasol Ltd.	904,685	15,728,819

Diversified Financial Services — 10.0%
FirstRand Ltd.	8,061,281	31,329,955
Remgro Ltd.	844,621	6,964,193
		38,294,148
Equity Real Estate Investment Trusts (REITs) — 1.2%
Growthpoint Properties Ltd.	5,475,481	4,500,335

Food & Staples Retailing — 8.1%
Bid Corp. Ltd.	535,297	10,336,370
Clicks Group Ltd.	389,368	6,647,488
Shoprite Holdings Ltd.	803,251	11,823,515
SPAR Group Ltd. (The)	308,400	2,377,141
		31,184,514
Industrial Conglomerates — 1.6%
Bidvest Group Ltd. (The)	461,608	6,204,505

Insurance — 5.2%
Discovery Ltd.(a)	796,914	5,864,397
Old Mutual Ltd.	7,514,778	4,827,295
Sanlam Ltd.	2,843,370	9,336,331
		20,028,023
Internet & Direct Marketing Retail — 13.9%
Naspers Ltd., Class N	347,701	53,290,084

Media — 1.1%
MultiChoice Group	600,305	4,131,312

Metals & Mining — 21.0%
African Rainbow Minerals Ltd.	179,418	3,011,606
Anglo American Platinum Ltd.	84,676	8,558,593
AngloGold Ashanti Ltd.	667,685	12,187,075
Gold Fields Ltd.	1,424,012	15,812,117
Harmony Gold Mining Co. Ltd.	885,567	3,206,320
Impala Platinum Holdings Ltd.	1,358,358	16,508,915
Kumba Iron Ore Ltd.	103,123	2,913,347
Security	Shares	Value

Metals & Mining (continued)
Northam Platinum Holdings Ltd.(a)	538,042	$6,110,738
Sibanye Stillwater Ltd.	4,522,192	12,582,625
		80,891,336
Multiline Retail — 1.5%
Woolworths Holdings Ltd.	1,554,335	5,918,815

Oil, Gas & Consumable Fuels — 1.3%
Exxaro Resources Ltd.	390,235	5,101,973

Pharmaceuticals — 1.3%
Aspen Pharmacare Holdings Ltd.	605,670	5,026,109

Real Estate Management & Development — 1.1%
NEPI Rockcastle NV	728,958	4,311,652

Specialty Retail — 2.8%
Foschini Group Ltd. (The)	528,313	3,220,833
Mr. Price Group Ltd.	409,912	4,006,393
Pepkor Holdings Ltd.(b)	2,642,879	3,368,440
		10,595,666
Wireless Telecommunication Services — 7.7%
MTN Group Ltd.	2,708,463	22,194,910
Vodacom Group Ltd.	1,025,501	7,464,114
		29,659,024

Total Long-Term Investments — 99.8%
(Cost: $474,931,302)		383,747,646

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	200,000	200,000

Total Short-Term Securities — 0.0%
(Cost: $200,000)		200,000

Total Investments — 99.8%
(Cost: $475,131,302)		383,947,646

Other Assets Less Liabilities — 0.2%		653,423

Net Assets — 100.0%		$384,601,069

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$20,000	(a)	$—	$—	$—	$200,000	200,000	$747	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	16	12/15/22	$642	$91,546

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$72,833,696	$310,913,950	$—	$383,747,646
Money Market Funds	200,000	—	—	200,000
	$73,033,696	$310,913,950	$—	$383,947,646
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$91,546	$—	$91,546

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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